Change in business (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Summary of combined results of operations
Total revenues	$ 44,973.2	$ 39,143.2
Net income from continuing operations	1,204.6	1,062.9
Basic earnings per share from continuing operations	$ 2.24	$ 1.94
Diluted earnings per share from continuing operations	$ 2.21	$ 1.92
Purchase price allocation
Current assets	943.8
Property and equipment	42.7
Acquired intangible assets	1,585.0
Goodwill	2,668.9
Liabilities assumed	(573.7)
Total	$ 4,666.7